COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
Disclosure of Commitments and Contingencies [Abstract]
Disclosure of commitments and contingent liabilities [text block]

NOTE 27 – COMMITMENTS AND CONTINGENCIES

The outcomes of the following legal processes are being categorized as “possible” in accordance with IAS 37.

Capital Expenses Commitments

As of December 31, 2019, and 2018, Grupo Aval and its subsidiaries had contractual disbursement commitments of capital expenditures for Ps. 311,729 and Ps. 127,367, respectively.

Contingencies

As of December 31, 2019, and 2018, Grupo Aval and its subsidiaries was part of administrative and legal proceedings as defendant; the claims of the proceedings were assessed based on analyses and opinions of responsible lawyers. The following legal contingencies were determined:

Labor Proceedings

As of December 31, 2019, and 2018, labor complaints had been recognized for Ps. 85,663 and Ps. 80,113 respectively. Historically, the majority of these proceedings have been resolved in favor of Grupo Aval and its subsidiaries.

Civil Proceedings

As of December 31, 2019, and 2018, the result of the assessment of the claims of legal proceedings for civil suits, not including those with remote probability, reached an amount of Ps. 305,198 and Ps. 391,310 respectively.

Administrative, Tax Proceedings and Other Proceedings

Claims derived from administrative and judicial processes include those of fiscal responsibility over concession contracts, tax proceedings and others. Filed with national and local tax authorities. These authorities may establish, in some cases, sanctions in which Grupo Aval and its subsidiaries may incur as a result of: (i) the performance of their duty as a withholder or collector of national and local taxes, and/or (ii) a higher value in their obligations as taxpayers. As of December 31, 2019, and 2018, the amount of the claims reached the sum of Ps. 64,077 and Ps. 241,092 respectively.

Other matters

The outcomes of the following legal processes are not being categorized as “possible” in accordance with IAS 37, however, they are being disclosed herein in attention to their relevance.

Investigation of the Superintendency of Industry and Commerce in relation to the Ruta del Sol Project Sector 2

On September 13, 2018, the Superintendency of Industry and Commerce ("SIC") issued Resolution No. 67837 ordering an investigation and formulating charges against a number of individuals and entities, including Grupo Aval Acciones y Valores S.A. ("Grupo Aval"), Corporación Financiera Colombiana S.A. ("Corficolombiana"), Estudios y Proyectos del Sol S.A.S. ("Episol"), a company 100% owned by Corficolombiana and Concesionaria Ruta del Sol (CRDS), a company in which Corficolombiana participates with 33%. Likewise, the SIC decided to charge some current and former officials of Corficolombiana and Grupo Aval, including José Elías Melo Acosta, Luis Carlos Sarmiento Gutiérrez and Diego Fernando Solano Saravia.

The SIC argues alleged violations of the Colombian legal regime of free economic competition in the bidding process for the awarding of the Ruta del Sol Sector 2 Project. As a result of the above, the SIC formulated two charges against Corficolombiana, two charges against Episol, one charge against CRDS and one charge against Grupo Aval.

The formulation of charges made by the SIC corresponds to the opening of a formal investigation which, after the different stages of the proceeding are conducted, may result in the dismissal of the charges or in the imposition of economic sanctions. In this regard, numeral 15 of article 4 of Decree 2153 of 1992, modified by article 25 of Law 1340 of 2009, provides that for the violation of any of the provisions on protection of competition, the SIC may impose sanctions up to the amount of 100,000 current monthly minimum wages (currently Ps. 87,780 for each charge) or, if it turns out to be greater, up to 150% of the profits derived from the conduct by the offender. In case of an unfavorable decision, the maximum amount of an eventual penalty would impact the net attributable profit of Grupo Aval in Ps.234,602.

Grupo Aval, Corficolombiana and Episol, as well as their officials subject to the investigation, submitted their respective defenses in October 2018, accompanied by documentary evidence and requests for the practice of evidence to debate the reasons that led the SIC to these accusations.

On August 5, 2019, through Resolution 33788, the SIC initiated the evidence stage which concluded on December 19, 2019. The next phase of the investigation corresponds to the submission of  a report (“Informe Motivado”) by the Deputy Superintendent for the Protection of Competition with the conclusions about the investigation and the recommendation to the Superintendent of Industry and Commerce.

In accordance with the regulations applicable to the aforementioned administrative investigation, the report that the Deputy Superintendent submits to the Superintendent of Industry and Commerce must be notified to the investigated parties and to third parties accredited as such in the process.  Such parties will be provided with a 20 days period for the formulation of observations to the report.

Even though it is not possible to establish the time it will take the Deputy Superintendent to issue the report and the SIC to make a decision in relation to this case, it is expected that it will be resolved this year. There is also no certainty about the assessment of this contingency, since it will be the result of the investigation and analysis of the SIC in relation to the evidence and various documents of defense that were filed, which will lead to the dismissal of the charges or the possible imposition of a fine and graduation of the same.

Class Action before the Administrative Tribune of Cundinamarca in connection with the Ruta del Sol Project Sector 2

On January 26, 2017, the Procurator-General Office (Procuraduría General de la Nación or “PGN”) filed a class action against CRDS, (a company formed by Construtora Norberto Odebrecht S.A., Odebrecht Investimentos em Infraestructura Ltda., CSS Constructores S.A. and Episol), the National Infrastructure Agency ("ANI") and its members, for the violation of the collective rights of administrative morality, defense of public patrimony and access to public services, action that was conducted before the first section of the Administrative Tribunal of Cundinamarca ("TAC" ).

On December 6, 2018 the TAC, issued a first instance ruling in the referred class action against CRDS, and its shareholders including Episol, and other individuals and entities, including the former President of Corficolombiana, Jose Elias Melo Acosta. In its ruling, the TAC found the defendants jointly and severally liable for the damages caused to the collective interests and ordered the payment of Ps. 800,156 in favor of the Nation-Ministry of Transportation. Likewise, the TAC debarred the defendants for a term of ten years to contract with the Colombian government and to hold positions in public office. Subsequently, by order of February 8, 2019 alleging arithmetical errors in its ruling, the TAC corrected the amount of the sentence reducing it to an amount of Ps. 715,656.

The aforementioned ruling is not final since several appeals were filed against it by Episol and the other defendants, which were granted by the TAC on February 25, 2019 and it will be up to the Consejo de Estado (Colombia’s Supreme Court on administrative matters) to issue a final decision in this regard.

By order of February 14, 2020, the Consejo de Estado ruled in relation to the effects of the appeal, stating that the provisions of the first instance ruling regarding the delivery of money or other goods and the provisions in relation to the debarment from government contracting would only be enforceable in the event of a duly executed second instance ruling confirming the decision appealed.

In the case of Episol, the appeal filed argues multiple substantive and procedural defects in accordance with which it argues that the decisions against it should be revoked.  It is not possible to establish the time it will take for the Consejo de Estado to make a decision in relation to this case. In the event that the decision of the TAC is confirmed and that Episol is compelled to assume the entire amount of the sentence, the maximum impact to the net attributable profit of Grupo Aval would be Ps. 276,445.

Investigations by United States authorities

The Department of Justice of the United States ("DOJ") and the United States Securities and Exchange Commission ("SEC") informed Grupo Aval that they had opened an investigation on matters related to the Ruta del Sol II project. Grupo Aval is cooperating with the DOJ and the SEC in these investigations. It is not possible to predict the decisions that the DOJ or the SEC will take as a result of the issues that are the subject of these investigations, nor the impact that such investigations and their outcome may have on Grupo Aval and / or its subsidiaries entities.